Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Cost	$ 107,420	$ 107,420
Accumulated amortization	28,702	19,722
Net book value	78,718	87,698
Trademarks [Member]
Cost	78,214	78,214
Accumulated amortization	20,915	14,371
Net book value	57,299	63,843
Patents [Member]
Cost	21,818	21,818
Accumulated amortization	5,818	3,998
Net book value	16,000	17,820
Intellectual Property [Member]
Cost	7,388	7,388
Accumulated amortization	1,969	1,353
Net book value	$ 5,419	$ 6,035